Equity	3 Months Ended
Jan. 31, 2022
Disclosure of classes of share capital [abstract]
Equity

NOTE 12: EQUITY
The following table summarizes the changes to the shares and other equity instruments issued and outstanding, and treasury instruments held as at and for the three months ended January 31, 2022 and January 31, 2021.
Shares and Other Equity Instruments Issued and Outstanding and Treasury Instruments Held

(millions of shares or other equity instruments and millions of Canadian dollars)	For the three months ended
	January 31, 2022		January 31, 2021
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of period	1,823.9	$23,066	1,816.1	$22,487
Proceeds from shares issued on exercise of stock options	1.2	76	0.9	46
Shares issued as a result of dividend reinvestment plan	1.2	122	1.5	112

Purchase of shares for cancellation and other	(7.5)	(94)	–	–
Balance as at end of period – common shares	1,818.8	$23,170	1,818.5	$22,645
Preferred Shares and Other Equity Instruments

Preferred Shares – Class A
Balance as at beginning and end of period	158.0	$3,950	226.0	$5,650
Other Equity Instruments 1
Balance as at beginning and end of period	1.8	$1,750	–	$–

Balance as at beginning and end of period – preferred shares and other equity instruments	159.8	$5,700	226.0	$5,650
Treasury – common shares 2
Balance as at beginning of period	1.9	$(152)	0.5	$(37)
Purchase of shares	30.5	(2,936)	44.7	(3,145)

Sale of shares	(30.1)	2,900	(42.7)	3,011
Balance as at end of period – treasury – common shares	2.3	$(188)	2.5	$(171)
Treasury – preferred shares and other equity instruments 2
Balance as at beginning of period	0.1	$(10)	0.1	$(4)
Purchase of shares and other equity instruments	0.8	(29)	1.5	(34)

Sale of shares and other equity instruments	(0.7)	33	(1.4)	34
Balance as at end of period – treasury – preferred shares and other equity instruments	0.2	$(6)	0.2	$(4)

1	Consists of Limited Recourse Capital Notes (LRCNs). For LRCNs, the number of shares represents the number of notes issued.
2	When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
DIVIDENDS
On March 2, 2022, the Board approved a dividend in an amount of eighty-nine cents (
89
cents) per fully paid common share in the capital stock of the Bank for the quarter ending April 30, 2022, payable on and after April 30, 2022, to shareholders of record at the close of business on April 8, 2022.
NORMAL COURSE ISSUER BID
On January 7, 2022, the Bank announced that the Toronto Stock Exchange and OSFI had approved the Bank’s previously announced normal course issuer bid (NCIB) to repurchase for cancellation up to 50 million of its common shares.
During the three months ended January 31, 2022, the Bank repurchased 7.5 million common shares under the NCIB, at an average price of $101.89 per share for a total amount of $764 million, which represents a $670 million premium over the share capital amount.
Concurrent with the announcement of the Bank’s acquisition of First Horizon Corporation on February 28, 2022, the Bank’s automatic share purchase plan established under its NCIB automatically terminated pursuant to its terms. Refer to Note 22:
Subsequent Events
for additional details.